Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted numerator	R$ 2,688,614	R$ 2,809,631	R$ 2,258,810
Basic and diluted denominator	2,970,070,324	2,982,744,010	2,830,967,382
Common shares
Basic and diluted numerator	R$ 2,688,614	R$ 1,159,393	R$ 902,420
Basic and diluted denominator	2,970,070,324	1,300,316,644	1,148,504,091
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.90524	R$ 0.89163	R$ 0.78574
Weighted average of diluted shares	4,790,229	1,945,897	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.90379	R$ 0.89051	R$ 0.78574
Class A Preferred Shares
Basic and diluted numerator	R$ 0	R$ 3,070	R$ 2,845
Basic and diluted denominator	0	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.98165	R$ 0.90931
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.98165	R$ 0.90931
Class B Preferred Shares
Basic and diluted numerator	R$ 0	R$ 1,647,168	R$ 1,353,545
Basic and diluted denominator	0	1,679,299,366	1,679,335,291
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.98086	R$ 0.80600
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.98087	R$ 0.80600
Earnings Per Share Continuing Operations [Member]
Basic and diluted numerator	R$ 2,669,716	R$ 2,345,941	R$ 2,158,077
Basic and diluted denominator	2,970,070,324	2,982,744,010	2,830,967,382
Earnings Per Share Continuing Operations [Member] | Common shares
Basic and diluted numerator	R$ 2,669,716	R$ 968,042	R$ 863,846
Basic and diluted denominator	2,970,070,324	1,300,316,644	1,148,504,091
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.89888	R$ 0.74447	R$ 0.75215
Weighted average of diluted shares	4,790,229	1,945,897	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.89743	R$ 0.74335	R$ 0.75215
Earnings Per Share Continuing Operations [Member] | Class A Preferred Shares
Basic and diluted numerator	R$ 0	R$ 2,564	R$ 2,729
Basic and diluted denominator	0	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.81978	R$ 0.87237
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.81978	R$ 0.87237
Earnings Per Share Continuing Operations [Member] | Class B Preferred Shares
Basic and diluted numerator	R$ 0	R$ 1,375,335	R$ 1,291,502
Basic and diluted denominator	0	1,679,299,366	1,679,335,291
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.81899	R$ 0.76906
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.81899	R$ 0.76906
Earnings Per Share Discontinued Operations [Member]
Basic and diluted numerator	R$ 18,898	R$ 463,690	R$ 100,733
Basic and diluted denominator	2,970,070,324	2,982,744,010	2,830,967,382
Earnings Per Share Discontinued Operations [Member] | Common shares
Basic and diluted numerator	R$ 18,898	R$ 191,351	R$ 38,574
Basic and diluted denominator	2,970,070,324	1,300,316,644	1,148,504,091
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0.00636	R$ 0.14716	R$ 0.03359
Weighted average of diluted shares	0	0	0
Diluted earnings per share attributable to controlling shareholders	R$ 0.00636	R$ 0.14716	R$ 0.03359
Earnings Per Share Discontinued Operations [Member] | Class A Preferred Shares
Basic and diluted numerator	R$ 0	R$ 506	R$ 116
Basic and diluted denominator	0	3,128,000	3,128,000
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.16187	R$ 0.03694
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.16187	R$ 0.03694
Earnings Per Share Discontinued Operations [Member] | Class B Preferred Shares
Basic and diluted numerator	R$ 0	R$ 271,833	R$ 62,043
Basic and diluted denominator	0	1,679,299,366	1,679,335,291
Basic and diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.16187	R$ 0.03694
Diluted earnings per share attributable to controlling shareholders	R$ 0	R$ 0.16187	R$ 0.03694